Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Patent right	20

Schedule of Revenue by Major Product Line

Revenue by major product line

	For The Six Months Ended April 30,
	2026	2025
Wastewater treatment revenue	$9,186,084	$493,123
River water quality management revenue	4,297,180	4,728,449
Product sales revenue	1,344,830	277,081
Training revenue	3,502,890	—
Others	254,541	—
Total Revenue	$18,585,525	$5,498,653

Schedule of Contract Liabilities	The contract assets as of April 30, 2026 and October 31, 2025 are as follows:
	April 30, 2026	October 31, 2025
Contract assets for wastewater treatment revenue	$690,024	$263,528
Contract assets for river water quality management revenue	1,148,111	894,842
Total	$1,838,135	$1,158,370

Schedule of Movement of Contract Assets

The following table sets forth the movement of contract assets:

	April 30, 2026	October 31, 2025
Balance, at beginning of the year	$1,158,370	$603,979
Addition	673,711	1,112,636
Reduction	(54,705)	(565,881)
Exchange rate difference	60,759	7,636
Balance, at end of the year	$1,838,135	$1,158,370
	April 30, 2026	October 31, 2025
Balance, at beginning of the year	$—	$—
Addition	5,755,527	—
Reduction	(4,522,302)	—
Exchange rate difference	23,156	—
Balance, at end of the year	$1,256,381	$—

Schedule of Foreign Currency Translation of Financial Statement Items

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
April 30, 2026	RMB6.8273 to $1
October 31, 2025	RMB7.1169 to $1

Income statement and cash flows items
For the six months ended April 30, 2026	RMB6.9555 to $1
For the six months ended April 30, 2025	RMB7.2681 to $1